Asset Retirement Obligations (Changes to AROs) (Parenthetical) (Detail) - USD ($) $ in Millions	Sep. 30, 2019	Dec. 31, 2018
Asset Retirement Obligations [Line Items]
Asset retirement obligations, non current	$ 5,020	$ 2,250	[1]
Virginia Electric and Power Company
Asset Retirement Obligations [Line Items]
Asset retirement obligations, non current	3,418	1,200	[2]
Current Liabilities
Asset Retirement Obligations [Line Items]
Asset retirement obligations	317	282
Current Liabilities | Virginia Electric and Power Company
Asset Retirement Obligations [Line Items]
Asset retirement obligations	262	245
Other Deferred Credits And Other Liabilities | Dominion Energy Gas Holdings, LLC
Asset Retirement Obligations [Line Items]
Asset retirement obligations, non current	$ 76	$ 79

[1]	Dominion Energy’s Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.
[2]	Virginia Power’s Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.